ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Trade accounts payable	$ 1,717,977	$ 2,420,392	$ 1,636,786
Accrued liabilities	41,186	0	0
Total	$ 1,759,163	$ 2,420,392	$ 1,636,786